Operating expenses (Tables)	12 Months Ended
Oct. 31, 2023
Disclosure Of Operating Expenses [Abstract]
Disclosure of detailed information about components of general and administrative expenses [Table Text Block]
	Notes	2023	2022	2021
General and administration		$70,584	$59,938	$86,186
Rent and occupancy	8 (b)	17,663	50,907	15,536
Office insurance		1,930	1,696	753
Investor relations, listing and filing fees		52,756	64,769	53,029
Telephone		5,683	8,056	-
		$148,616	$185,366	$155,504

Disclosure of detailed information about components of professional, other fees and salaries [Table Text Block]
	2023	2022	2021
Professional fees	$144,244	$110,933	$107,554
Consulting fees	67,664	69,563	132,793
Salaries and benefits	398,144	467,214	184,138
	$610,052	$647,710	$424,485